Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 16, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Initial public offering, shares		$ 3,963,884
Cash		3,605,144		$ 3,605,144		$ 1,661,434
Cash Equivalents, at Carrying Value		0		0		0
Cash, Uninsured Amount		3,400,000		3,400,000		$ 1,400,000
Software development costs incurred		258,929	$ 617,411	529,503	$ 1,278,625
Amortization of software development costs		$ 436,425	$ 262,703	$ 872,850	$ 430,739
IPO [Member] | Stock And Warrant Units [Member]
Subsidiary, Sale of Stock [Line Items]
Initial public offering, shares	$ 3,991,818
Unit description	one share of common stock and one Series A warrant
Net proceeds	$ 15,100,000
Conversion of stock shares converted	6,814,570
IPO [Member] | Series A Warrants [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued, shares	598,772
IPO [Member] | Representatives Warrants [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued, shares	319,346